Summary of significant accounting policies (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents	¥ 3,188	¥ 21,717	¥ 96,791	¥ 65,741
Loan receivables	579,654	¥ 791,390
IAS 39 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents	21,717
Interest receivables	39,628
Loan receivables	791,390
Total carrying amounts of financial assets	852,735
Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents
Interest receivables
Loan receivables
Total carrying amounts of financial assets
Remeasurements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents
Interest receivables	(28,308)
Loan receivables	(205,738)
Total carrying amounts of financial assets	(234,046)
IAS 9 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents	21,717
Interest receivables	11,320
Loan receivables	585,652
Total carrying amounts of financial assets	¥ 618,689